Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 100.3%
Security	Shares	Value
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.(1)(2)	1,131	$ 594,849
Boeing Co.(1)(2)	13,887	2,368,428
Northrop Grumman Corp.(2)	5,905	3,023,419
RTX Corp.(2)	7,449	986,695
Textron, Inc.(2)	11,648	841,568
		$ 7,814,959
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(2)	4,494	$ 460,186
		$ 460,186
Automobile Components — 0.0%†
Lear Corp.(2)	1,734	$ 152,973
		$ 152,973
Automobiles — 1.5%
Tesla, Inc.(1)(2)	24,313	$ 6,300,957
		$ 6,300,957
Banks — 4.1%
Bank of America Corp.(2)	86,352	$ 3,603,469
Fifth Third Bancorp(2)	57,446	2,251,883
JPMorgan Chase & Co.(2)	35,431	8,691,224
KeyCorp(2)	50,596	809,030
M&T Bank Corp.(2)	4,036	721,435
PNC Financial Services Group, Inc.(2)	9,681	1,701,630
		$ 17,778,671
Beverages — 1.6%
Coca-Cola Co.(2)	50,990	$ 3,651,904
PepsiCo, Inc.(2)	20,704	3,104,358
		$ 6,756,262
Biotechnology — 2.6%
AbbVie, Inc.(2)	18,171	$ 3,807,188
Amgen, Inc.(2)	11,530	3,592,171
Gilead Sciences, Inc.(2)	27,095	3,035,995
Vertex Pharmaceuticals, Inc.(1)(2)	1,850	896,917
		$ 11,332,271
Security	Shares	Value
Broadline Retail — 4.3%
Amazon.com, Inc.(1)(2)	96,947	$ 18,445,136
		$ 18,445,136
Building Products — 0.3%
Johnson Controls International PLC(2)	11,083	$ 887,859
Trane Technologies PLC(2)	1,269	427,552
		$ 1,315,411
Capital Markets — 1.5%
Charles Schwab Corp.	5,545	$ 434,062
S&P Global, Inc.(2)	7,711	3,917,959
State Street Corp.(2)	23,543	2,107,805
		$ 6,459,826
Chemicals — 1.5%
AdvanSix, Inc.(2)	1,530	$ 34,655
Corteva, Inc.(2)	26,850	1,689,671
Dow, Inc.(2)	6,232	217,621
Eastman Chemical Co.(2)	4,673	411,738
LyondellBasell Industries NV, Class A(2)	13,836	974,054
Sherwin-Williams Co.(2)	8,639	3,016,652
		$ 6,344,391
Commercial Services & Supplies — 0.2%
Waste Management, Inc.(2)	4,656	$ 1,077,911
		$ 1,077,911
Communications Equipment — 1.1%
Cisco Systems, Inc.(2)	76,799	$ 4,739,266
		$ 4,739,266
Construction & Engineering — 0.2%
Quanta Services, Inc.(2)	4,232	$ 1,075,690
		$ 1,075,690
Construction Materials — 0.3%
Vulcan Materials Co.(2)	5,482	$ 1,278,951
		$ 1,278,951
Consumer Finance — 1.5%
American Express Co.(2)	13,238	$ 3,561,684
Discover Financial Services(2)	16,094	2,747,246
		$ 6,308,930

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.(2)	2,817	$ 2,664,262
Dollar General Corp.	3,144	276,452
Dollar Tree, Inc.(1)(2)	12,274	921,409
Walgreens Boots Alliance, Inc.(2)	69,451	775,768
Walmart, Inc.(2)	23,030	2,021,804
		$ 6,659,695
Containers & Packaging — 0.4%
Avery Dennison Corp.(2)	10,440	$ 1,858,007
		$ 1,858,007
Distributors — 0.2%
Genuine Parts Co.(2)	8,047	$ 958,720
		$ 958,720
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	27,975	$ 791,133
		$ 791,133
Electric Utilities — 0.6%
Edison International(2)	15,418	$ 908,429
Pinnacle West Capital Corp.(2)	7,168	682,752
Xcel Energy, Inc.(2)	12,009	850,117
		$ 2,441,298
Electrical Equipment — 1.1%
Emerson Electric Co.(2)	24,520	$ 2,688,373
GE Vernova, Inc.(2)	6,895	2,104,905
		$ 4,793,278
Entertainment — 1.8%
Netflix, Inc.(1)(2)	5,349	$ 4,988,103
Walt Disney Co.(2)	26,822	2,647,331
		$ 7,635,434
Financial Services — 5.6%
Berkshire Hathaway, Inc., Class B(1)(2)	20,974	$ 11,170,333
Fidelity National Information Services, Inc.(2)	25,140	1,877,455
Mastercard, Inc., Class A(2)	12,021	6,588,950
Visa, Inc., Class A(2)	13,804	4,837,750
		$ 24,474,488
Food Products — 1.1%
Mondelez International, Inc., Class A(2)	44,414	$ 3,013,490
Security	Shares	Value
Food Products (continued)
Tyson Foods, Inc., Class A(2)	28,696	$ 1,831,092
		$ 4,844,582
Ground Transportation — 0.8%
J.B. Hunt Transport Services, Inc.(2)	2,663	$ 393,991
Norfolk Southern Corp.(2)	11,072	2,622,403
Uber Technologies, Inc.(1)(2)	8,366	609,547
		$ 3,625,941
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories(2)	35,026	$ 4,646,199
Baxter International, Inc.(2)	26,799	917,330
Insulet Corp.(1)	659	173,060
Solventum Corp.(1)	814	61,896
Stryker Corp.(2)	9,219	3,431,773
Zimmer Biomet Holdings, Inc.(2)	3,848	435,517
		$ 9,665,775
Health Care Providers & Services — 2.2%
CVS Health Corp.(2)	32,531	$ 2,203,975
DaVita, Inc.(1)	3,340	510,920
UnitedHealth Group, Inc.(2)	12,816	6,712,380
		$ 9,427,275
Hotels, Restaurants & Leisure — 2.6%
Booking Holdings, Inc.(2)	744	$ 3,427,541
Carnival Corp.(1)	17,181	335,545
Chipotle Mexican Grill, Inc.(1)(2)	18,700	938,927
Marriott International, Inc., Class A(2)	5,996	1,428,247
Marriott Vacations Worldwide Corp.(2)	2,064	132,591
McDonald's Corp.(2)	13,981	4,367,245
Travel & Leisure Co.(2)	9,305	430,729
		$ 11,060,825
Household Durables — 0.4%
Lennar Corp., Class A(2)	14,423	$ 1,655,472
		$ 1,655,472
Household Products — 1.1%
Clorox Co.(2)	6,843	$ 1,007,632
Kimberly-Clark Corp.(2)	10,984	1,562,144
Procter & Gamble Co.(2)	13,852	2,360,658
		$ 4,930,434

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	12,430	$ 154,381
Vistra Corp.	2,974	349,266
		$ 503,647
Industrial Conglomerates — 0.9%
3M Co.(2)	3,258	$ 478,470
Honeywell International, Inc.(2)	16,369	3,466,136
		$ 3,944,606
Industrial REITs — 0.6%
ProLogis, Inc.(2)	21,887	$ 2,446,748
		$ 2,446,748
Insurance — 2.6%
Allstate Corp.(2)	14,779	$ 3,060,287
Cincinnati Financial Corp.(2)	16,154	2,386,269
Marsh & McLennan Cos., Inc.(2)	14,405	3,515,252
Principal Financial Group, Inc.(2)	5,042	425,394
Prudential Financial, Inc.(2)	5,899	658,800
Travelers Cos., Inc.(2)	3,902	1,031,923
		$ 11,077,925
Interactive Media & Services — 6.6%
Alphabet, Inc., Class A(2)	60,452	$ 9,348,297
Alphabet, Inc., Class C(2)	49,930	7,800,564
Meta Platforms, Inc., Class A(2)	19,763	11,390,603
		$ 28,539,464
IT Services — 0.7%
GoDaddy, Inc., Class A(1)	662	$ 119,253
VeriSign, Inc.(1)(2)	11,470	2,911,889
		$ 3,031,142
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.(2)	7,307	$ 3,635,963
		$ 3,635,963
Machinery — 1.5%
Caterpillar, Inc.(2)	3,626	$ 1,195,855
Ingersoll Rand, Inc.(2)	9,136	731,154
PACCAR, Inc.(2)	4,181	407,104
Snap-on, Inc.(2)	6,380	2,150,124
Stanley Black & Decker, Inc.(2)	12,924	993,597
Westinghouse Air Brake Technologies Corp.(2)	4,982	903,485
		$ 6,381,319
Security	Shares	Value
Media — 0.6%
Comcast Corp., Class A(2)	71,601	$ 2,642,077
Paramount Global, Class B	7,273	86,985
		$ 2,729,062
Multi-Utilities — 2.1%
CenterPoint Energy, Inc.(2)	15,255	$ 552,689
CMS Energy Corp.(2)	37,021	2,780,647
DTE Energy Co.(2)	10,342	1,429,988
NiSource, Inc.(2)	49,999	2,004,460
Public Service Enterprise Group, Inc.(2)	30,431	2,504,471
		$ 9,272,255
Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.(2)	20,053	$ 3,354,666
Diamondback Energy, Inc.(2)	14,390	2,300,673
DT Midstream, Inc.(2)	5,171	498,898
EOG Resources, Inc.(2)	14,121	1,810,877
Exxon Mobil Corp.(2)	20,207	2,403,219
Marathon Petroleum Corp.(2)	17,046	2,483,432
Phillips 66(2)	16,658	2,056,930
		$ 14,908,695
Passenger Airlines — 0.2%
Southwest Airlines Co.(2)	27,333	$ 917,842
		$ 917,842
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A(2)	3,326	$ 219,516
		$ 219,516
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.(2)	32,959	$ 2,010,169
Eli Lilly & Co.(2)	4,792	3,957,761
Johnson & Johnson(2)	24,685	4,093,760
Merck & Co., Inc.(2)	29,137	2,615,337
Pfizer, Inc.(2)	53,464	1,354,778
		$ 14,031,805
Professional Services — 0.2%
ManpowerGroup, Inc.(2)	1,193	$ 69,051
Robert Half, Inc.(2)	13,637	743,898
		$ 812,949

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)(2)	8,158	$ 1,066,903
		$ 1,066,903
Residential REITs — 0.5%
AvalonBay Communities, Inc.(2)	9,432	$ 2,024,296
		$ 2,024,296
Retail REITs — 0.6%
Simon Property Group, Inc.(2)	15,882	$ 2,637,683
		$ 2,637,683
Semiconductors & Semiconductor Equipment — 10.5%
Advanced Micro Devices, Inc.(1)(2)	22,021	$ 2,262,438
Analog Devices, Inc.(2)	13,999	2,823,178
Applied Materials, Inc.(2)	15,313	2,222,223
Broadcom, Inc.(2)	53,831	9,012,924
Intel Corp.	8,114	184,269
NVIDIA Corp.(2)	243,127	26,350,104
QUALCOMM, Inc.(2)	8,803	1,352,229
Teradyne, Inc.(2)	16,574	1,369,012
		$ 45,576,377
Software — 9.1%
Adobe, Inc.(1)(2)	6,687	$ 2,564,665
Crowdstrike Holdings, Inc., Class A(1)(2)	2,586	911,772
Microsoft Corp.(2)	73,843	27,719,924
Oracle Corp.(2)	27,137	3,794,024
Palantir Technologies, Inc., Class A(1)(2)	33,627	2,838,119
Salesforce, Inc.(2)	5,963	1,600,230
		$ 39,428,734
Specialized REITs — 0.3%
Iron Mountain, Inc.(2)	10,704	$ 920,972
Millrose Properties, Inc.(1)	7,211	191,164
		$ 1,112,136
Specialty Retail — 1.2%
Home Depot, Inc.(2)	14,515	$ 5,319,602
		$ 5,319,602
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.(2)	148,052	$ 32,886,791
Super Micro Computer, Inc.(1)	21,132	723,559
		$ 33,610,350
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B(2)	27,115	$ 1,721,260
		$ 1,721,260
Tobacco — 1.0%
Philip Morris International, Inc.(2)	26,732	$ 4,243,170
		$ 4,243,170
Trading Companies & Distributors — 0.7%
Fastenal Co.(2)	10,457	$ 810,940
United Rentals, Inc.(2)	3,377	2,116,366
		$ 2,927,306
Total Common Stocks (identified cost $80,167,049)		$434,584,903

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(3)	653,828	$ 653,828
Total Short-Term Investments (identified cost $653,828)		$ 653,828
Total Investments — 100.4% (identified cost $80,820,877)		$435,238,731
Total Written Call Options — (0.5)% (premiums received $5,180,900)		$ (1,989,894)
Other Assets, Less Liabilities — 0.1%		$ 209,115
Net Assets — 100.0%		$433,457,952
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.5)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	61	$34,232,285	$5,900	4/2/25	$ (762)
S&P 500 Index	61	34,232,285	5,875	4/4/25	(3,508)
S&P 500 Index	62	34,793,470	5,825	4/7/25	(19,840)
S&P 500 Index	61	34,232,285	5,740	4/9/25	(133,895)
S&P 500 Index	60	33,671,100	5,700	4/11/25	(257,100)
S&P 500 Index	61	34,232,285	5,775	4/14/25	(127,490)
S&P 500 Index	61	34,232,285	5,750	4/16/25	(200,080)
S&P 500 Index	62	34,793,470	5,720	4/17/25	(292,950)
S&P 500 Index	61	34,232,285	5,800	4/21/25	(141,825)
S&P 500 Index	61	34,232,285	5,875	4/23/25	(69,845)
S&P 500 Index	61	34,232,285	5,760	4/25/25	(271,450)
S&P 500 Index	62	34,793,470	5,630	4/28/25	(471,149)
Total					$(1,989,894)
Abbreviations:
REITs	– Real Estate Investment Trusts
At March 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $653,828, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,825,009	$13,570,824	$(14,742,005)	$ —	$ —	$653,828	$27,281	653,828
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$434,584,903*	$ —	$ —	$434,584,903
Short-Term Investments	653,828	—	—	653,828
Total Investments	$435,238,731	$ —	$ —	$435,238,731
Liability Description
Written Call Options	$ (1,989,894)	$ —	$ —	$ (1,989,894)
Total	$ (1,989,894)	$ —	$ —	$ (1,989,894)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.